TAXATION - Summary of Operating Loss Carryforwards (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Operating Loss Carryforwards	¥ 701,502
2023
Operating Loss Carryforwards	484
2024
Operating Loss Carryforwards	284,447
2025
Operating Loss Carryforwards	202,548
2026
Operating Loss Carryforwards	20,002
2027
Operating Loss Carryforwards	¥ 194,021